Financial Instruments - Carrying Amounts and Reconciliation of Derivative Financial Instruments (Details) $ in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2025 USD ($) MMBTU	Dec. 31, 2026 USD ($) MMBTU	Dec. 31, 2025 USD ($) MMBTU	Dec. 31, 2024 USD ($) MMBTU	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading					$ (65)	$ 5
Current portion of other long-term assets					0	13
Current portion of other long-term liabilities					(8)	(8)
Other long-term liabilities					57	0
Derivative financial asset (liability), net					(65)	5	$ 9
Derivative, volume per day | MMBTU				50,000
Derivative, AECO fixed price				$ 1.82
Derivative Contract One
Disclosure of detailed information about hedging instruments [line items]
Derivative, volume per day | MMBTU	12,500		12,500
Derivative, AECO fixed price	$ 1.30		$ 1.47
Derivative Contract Two
Disclosure of detailed information about hedging instruments [line items]
Derivative, volume per day | MMBTU		25,000	25,000
Derivative, AECO fixed price		$ 2.16	$ 1.82
Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading					(4)	7
Natural gas embedded derivative
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading					(57)	0
Foreign currency forward contracts
Disclosure of detailed information about hedging instruments [line items]
Derivatives held for trading					$ (4)	$ (2)